Summary of significant accounting policies - Schedule of Impact on Company's Income Statement Due to Adoption of Accounting Pronouncements (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Sales and operating revenue	¥ 8,665,687	¥ 8,543,982	¥ 7,603,250
Costs of sales	5,150,750	5,188,259	4,753,010
Selling, general and administrative	1,576,825	1,583,197	1,505,956
Others	1,043,877
Operating income	894,235	¥ 734,860	¥ 288,702
As previously reported
Sales and operating revenue	8,677,257
Costs of sales	5,169,768
Selling, general and administrative	1,575,459
Others	1,043,877
Operating income	888,153
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Sales and operating revenue	(11,570)
Costs of sales	(19,018)
Selling, general and administrative	1,366
Operating income	¥ 6,082